Cover - USD ($)	12 Months Ended
	Dec. 31, 2022	Jul. 17, 2023	Jun. 30, 2022
Cover [Abstract]
Document Type	10-K/A
Amendment Flag	true
Amendment Description	xbrl was erroneously dropped off
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-54658
Entity Registrant Name	MAGELLAN GOLD CORPORATION
Entity Central Index Key	0001515317
Entity Tax Identification Number	27-3566922
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	602 Cedar Street
Entity Address, Address Line Two	Ste. 205
Entity Address, City or Town	Wallace
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83873
City Area Code	(707)
Local Phone Number	291-6198
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Public Float			$ 782,942
Entity Common Stock, Shares Outstanding		19,487,072
Auditor Firm ID	206
Auditor Firm ID	MaloneBailey, LLP
Auditor Firm ID	Houston, Texas